Note 4 - Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	2014	2013
Land	$2,045	$1,900
Buildings	11,083	10,342
Leasehold improvements	2,767	2,911
Furniture and equipment	15,146	15,060
	31,041	30,213
Less accumulated depreciation	21,846	21,208
Total premises and equipment	$9,195	$9,005

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2015	$456
2016	336
2017	234
2018	103
2019	3
$1,132